ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Jan. 31, 2013
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES [Text Block]

NOTE 6 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	Year	Year
	Ended	Ended
	January	January
	31, 2013	31, 2012

Accounts payable	$244,741	$455,012
Accrued liabilities	114,330	78,636
Accrued taxes and related interest	82,567	88,429
	$441,638	$622,077